UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Healthcare Fund, Inc. ANNUAL REPORT | APRIL 30, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the

S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-

to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April,

however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008 6-month 12-month

U.S. equities (S&P 500 Index)	– 9.64%	– 4.68%

Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96

International equities (MSCI Europe, Australasia, Far East Index)	–9.21	– 1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 4.08	+ 6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 1.47	+ 2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	–0.73	– 0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets,

and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the broad-market benchmark, the S&P 500
Index, and the Russell 3000 Health Care Index for the annual period.

What factors influenced performance?
•Fund outperformance during the fiscal year was the result of positive stock selection and sub-sector allocation decisions.

•The Fund’s overweight relative to the Russell 3000 Health Care Index in both the health care equipment & supplies and life science tools &
services sub-sectors, and underweight in pharmaceuticals and health care providers & services contributed significantly to performance.
Additionally, effective security selection within each of these sub-
sectors benefited comparative results.

•Standout performers during the period included Thermo Fisher
Scientific, Inc. and Covance, Inc. in the life sciences area and Cytyc
Corp. (acquired by Hologic Inc., another Fund holding), Intuitive Surgical,
Inc. and SonoSite, Inc. in the health care equipment & supplies sub-
sector. German pharmaceuticals/chemical company Bayer AG and Sun
Pharmaceuticals Industries Ltd., a generic pharmaceutical company based in India, also enhanced relative returns. Each of these com-
panies experienced substantial earnings acceleration due to strong new product performance.

•In contrast, Fund holdings that were exposed to clinical study failures,
FDA new product approval delays and HMO revenue and earnings shortfalls had the greatest negative impact on comparative perform-
ance. Notably, a negative clinical trial outcome for one of Progenics
Pharmaceuticals, Inc.’s highly anticipated new products hampered the
Fund’s comparative results, as did an earnings shortfall at OMRIX
Biopharmaceuticals, Inc.

Describe recent portfolio activity.
•During the period, we increased Fund exposure to the biotechnology sub-sector. Among our largest purchases were well-known biotech leaders Celgene Corp. and Genentech, Inc., in addition to Onyx
Pharmaceuticals, which has developed a new product for the treat-
ment of liver cancer. We also added Teva Pharmaceuticals Industries
Ltd., a leading generic and specialty pharmaceutical product company.

•We reduced exposure to health care equipment and supplies, trimming or selling several holdings that had been excellent performers, but had become richly valued, in our view. Major sales included Intuitive Surgical,
Inc. and Baxter International, Inc.

Describe Fund positioning at period-end.
•At the end of the reporting period, the Fund’s largest sub-sector weight-
ings were in pharmaceuticals, biotechnology and health care equipment and supplies.

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests worldwide primarily in equity securities of companies that, in the opinion of management, derive or are expected to derive a substantial portion of their sales from products or services in health care.
† † This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues)
representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.

4 BLACKROCK HEALTHCARE FUND, INC. APRIL 30, 2008

Performance Summary for the Period Ended April 30, 2008

				Average Annual Total Returns*

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–14.00%	–3.54%	—	+9.47%	—	+8.36%	—
Investor A	–14.03	–3.80	–8.85%	+ 9.22	+8.05%	+8.09	+7.51%
Investor B	–14.37	–4.49	–7.99	+ 8.35	+8.10	+7.43	+7.43
Investor C	–14.57	–4.62	–5.39	+ 8.36	+8.36	+7.22	+7.22
Class R	–14.39	–4.29	—	+ 8.96	—	+7.85	—
S&P 500 Index	– 9.64	–4.68	—	+10.62	—	+3.89	—
Russell 3000 Health Care Index**	–11.45	–9.26	—	+ 5.56	—	+2.69	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
** The Russell 3000 Health Care Index is an unmanaged index containing companies involved in medical services or healthcare in the Russell 3000 Index.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2007	April 30, 2008	During the Period*	November 1, 2007	April 30, 2008	During the Period*

Institutional	$1,000	$860.00	$ 6.01	$1,000	$1,017.84	$ 6.52
Investor A	$1,000	$859.70	$ 7.12	$1,000	$1,017.24	$ 7.72
Investor B	$1,000	$856.30	$10.85	$1,000	$1,013.21	$11.76
Investor C	$1,000	$854.30	$10.83	$1,000	$1,013.21	$11.76
Class R	$1,000	$856.10	$ 9.74	$1,000	$1,014.41	$10.57

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.30% for Institutional, 1.54% for Investor A, 2.35% for Investor B, 2.35% for
Investor C and 2.11% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Fund Profile as of April 30, 2008

Percent of
Ten Largest Holdings	Net Assets

Thermo Fisher Scientific, Inc.	7%
Hologic, Inc.	6
Bayer AG	6
Celgene Corp.	5
SonoSite, Inc.	4
Sun Pharmaceuticals Industries Ltd.	4
Abbott Laboratories	4
Cerner Corp.	4
Roche Holding AG	3
Teva Pharmaceutical Industries Ltd.	3

Percent of
Five Largest Industries	Net Assets

Biotechnology	24%
Pharmaceuticals	23
Health Care Equipment & Supplies	15
Life Sciences Tools & Services	9
Health Care Providers & Services	8

Percent of
Long-Term
Sector Representation	Investments

Health Care	91%
Materials	6
Consumer Staples	2
Information Technology	1

For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.
•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•Investor B Shares are subject to a maximum contingent deferred sale charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.
•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R

Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
Figures shown in the performance table on pages 4 and 5 assume rein-
vestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical invest-
ment of $1,000 invested on November 1, 2007 and held through April
30, 2008) is intended to assist shareholders both in calculating expens-
es based on an investment in the Fund and in comparing these expens-
es with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Schedule of Investments April 30, 2008 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology — 24.2%
Celgene Corp. (a)	325,500	$ 20,226,570
Cleveland Biolabs, Inc. (a)	250,000	1,287,500
Cougar Biotechnology, Inc. (a)(b)	80,000	1,614,400
Cytori Therapeutics, Inc. (a)(b)	180,000	907,200
Genentech, Inc. (a)	86,000	5,865,200
Genmab A/S (a)	50,000	2,697,709
Genzyme Corp. (a)	115,056	8,094,190
Gilead Sciences, Inc. (a)	199,000	10,300,240
Intercell AG (a)	220,000	9,285,623
Lexicon Genetics, Inc. (a)	1,360,069	2,801,742
Medigene AG (a)	71,100	661,347
Nanosphere, Inc. (a)	70,000	466,200
OMRIX Biopharmaceuticals, Inc. (a)(b)	545,000	8,093,250
Onyx Pharmaceuticals, Inc. (a)	285,000	10,020,600
Progenics Pharmaceuticals, Inc. (a)(b)	728,700	9,815,589
Sangamo Biosciences, Inc. (a)(b)	345,000	4,398,750
Savient Pharmaceuticals, Inc. (a)(b)	150,000	3,276,000
Seattle Genetics, Inc. (a)	200,000	2,032,000
Synta Pharmaceuticals Corp. (a)(b)	300,000	2,013,000
Tercica, Inc. (a)(b)	64,401	320,073
Vical, Inc. (a)	120,000	422,400

		104,599,583

Chemicals — 5.9%
Bayer AG	300,000	25,402,481

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	200,000	8,074,000

Health Care Equipment & Supplies — 15.0%
Alsius Corp. (a)	183,302	159,473
Gen-Probe, Inc. (a)	123,000	6,932,280
Hansen Medical, Inc. (a)(b)	120,000	2,094,000
Hologic, Inc. (a)(b)	878,000	25,628,820
Masimo Corp. (a)	130,000	3,789,500
Mindray Medical International Ltd. (c)	200,000	6,800,000
SonoSite, Inc. (a)(b)	606,000	19,325,340

		64,729,413

Health Care Providers & Services — 7.8%
Aetna, Inc.	162,000	7,063,200
AmerisourceBergen Corp.	20,000	811,000
Cardinal Health, Inc.	20,000	1,041,400
Cigna Corp.	40,000	1,708,400
Express Scripts, Inc. (a)	100,000	7,002,000
Genoptix, Inc. (a)(b)	231,639	6,353,858
Medco Health Solutions, Inc. (a)	199,000	9,858,460

		33,838,318

Common Stocks	Shares	Value

Health Care Technology — 6.8%
Cerner Corp. (a)(b)	339,000	$ 15,685,530
HLTH Corp. (a)	1,250,000	13,900,000

		29,585,530

Internet Software & Services — 1.2%
WebMD Health Corp. Class A (a)(b)	166,000	5,204,100

Life Sciences Tools & Services — 9.2%
Covance, Inc. (a)	39,000	3,267,810
Exelixis, Inc. (a)	140,000	1,065,400
Thermo Fisher Scientific, Inc. (a)	491,000	28,414,170
Waters Corp. (a)	51,000	3,134,460
WuXi PharmaTech Cayman, Inc. (a)(c)	220,000	4,056,800

		39,938,640

Pharmaceuticals — 23.1%
Abbott Laboratories	300,000	15,825,000
BioForm Medical, Inc. (a)(b)	150,000	762,000
Bristol-Myers Squibb Co.	400,000	8,788,000
Elan Corp. Plc (a)(c)	300,000	7,887,000
Eurand NV (a)	100,000	1,595,000
Glenmark Pharmaceuticals Ltd.	200,000	3,319,019
Johnson & Johnson	100,000	6,709,000
Merck & Co., Inc.	150,000	5,706,000
Pfizer, Inc.	50,000	1,005,500
Roche Holding AG	85,000	14,065,476
Simcere Pharmacautical-ADR (a)(c)	40,800	513,672
Sirtris Pharmaceuticals, Inc. (a)(b)	50,000	1,117,500
Sun Pharmaceuticals Industries Ltd. (a)	440,000	15,796,914
Takeda Pharmaceutical Co., Ltd.	50,000	2,643,550
Teva Pharmaceutical Industries Ltd. (c)	300,000	14,034,000

		99,767,631

Total Common Stocks (Cost — $353,283,738) — 95.1%		411,139,696

	Beneficial
	Interest
Short-Term Securities	(000)

Merrill Lynch Premier Institutional Fund,
3.03% (d)(e)(f)	$ 87,398	87,398,300

Total Short-Term Securities
(Cost — $87,398,300) — 20.2%		87,398,300

Total Investments (Cost — $440,682,038*) — 115.3%		498,537,996
Liabilities in Excess of Other Assets — (15.3%)		(66,326,816)

Net Assets — 100.0%		$432,211,180

See Notes to Financial Statements.

BLACKROCK HEALTHCARE FUND, INC. APRIL 30, 2008 7

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 446,958,786

Gross unrealized appreciation	$ 77,804,896
Gross unrealized depreciation	(26,225,686)

Net unrealized appreciation	$ 51,579,210

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (10,090)	$629,600
BlackRock Liquidity Series, LLC
Money Market Series	$ (167,472)	$542,309
Merrill Lynch Premier Institutional Fund	$ 87,398	$ 900

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.
•For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

8 BLACKROCK HEALTHCARE FUND, INC. APRIL 30, 2008

Statement of Assets and Liabilities

April 30, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $83,603,578)(cost — $353,283,738)	$ 411,139,696
Investments at value — affiliated (cost — $87,398,300)	87,398,300
Cash	16,686,028
Foreign currency at value (cost — $27,008)	26,784
Investments sold receivable	7,683,741
Capital shares sold receivable	719,824
Dividends receivable	648,179
Securities lending income receivable	57,867
Interest receivable	49,309
Prepaid expenses	25,803

Total assets	524,435,531

Liabilities

Collateral at value — securities loaned	87,398,300
Investments purchased payable	2,456,641
Capital shares redeemed payable	1,486,220
Investment advisory fees payable	345,839
Distribution fees payable	130,969
Deferred foreign capital gains tax payable	127,380
Other affiliates payable	120,521
Other accrued expenses payable	158,481

Total liabilities	92,224,351

Net Assets

Net Assets	$ 432,211,180

Net Assets Consist of

Institutional Shares of Common Stock, $0.10 par value, 200,000,000 shares authorized	$ 2,230,149
Investor A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	3,298,027
Investor B Shares of Common Stock, $0.10 par value, 250,000,000 shares authorized	1,297,051
Investor C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	2,057,307
Class R Shares of Common Stock, $0.10 par value, 250,000,000 shares authorized	259,693
Paid-in capital in excess of par	378,264,903
Accumulated net investment loss	(82,870)
Accumulated net realized loss	(12,896,279)
Net unrealized appreciation/depreciation	57,783,199

Net Assets	$ 432,211,180

Net Asset Value

Institutional — Based on net assets of $132,783,724 and 22,301,488 shares outstanding	$ 5.95

Investor A — Based on net assets of $175,093,596 and 32,980,271 shares outstanding	$ 5.31

Investor B — Based on net assets of $44,711,437 and 12,970,510 shares outstanding	$ 3.45

Investor C — Based on net assets of $70,451,955 and 20,573,066 shares outstanding	$ 3.42

Class R — Based on net assets of $9,170,468 and 2,596,930 shares outstanding	$ 3.53

See Notes to Financial Statements.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

9

Statement of Operations

Year Ended April 30, 2008

Investment Income

Dividends (net of $180,594 foreign withholding tax)	$ 2,786,028
Interest from affiliates	629,600
Securities lending	543,209

Total income	3,958,837

Expenses

Investment advisory	4,519,263
Service — Investor A	425,737
Service and distribution — Investor B	571,195
Service and distribution — Investor C	713,356
Service and distribution — Class R	40,068
Transfer agent — Institutional	246,366
Transfer agent — Investor A	260,934
Transfer agent — Investor B	144,792
Transfer agent — Investor C	166,330
Transfer agent — Class R	35,320
Accounting services	167,876
Custodian	99,273
Professional	75,388
Registration	74,952
Printing	73,889
Officer and Directors	31,824
Miscellaneous	37,289

Total expenses	7,683,852

Net investment loss	(3,725,015)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments (including $3,372 foreign capital gain credit)	24,103,866
Foreign currency transactions	(158,558)

23,945,308

Net change in unrealized appreciation/depreciation on:
Investments (including $63,731 deferred foreign capital gain credit)	(39,684,189)
Foreign currency transactions	45,502

(39,638,687)

Total realized and unrealized loss	(15,693,379)

Net Decrease in Net Assets Resulting from Operations	$ (19,418,394)

See Notes to Financial Statements.

10 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Statements of Changes in Net Assets

	Year Ended
	April 30,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment loss	$ (3,725,015)	$ (5,028,576)
Net realized gain	23,945,308	47,928,471
Net change in unrealized appreciation/depreciation	(39,638,687)	(1,892,152)

Net increase (decrease) in net assets resulting from operations	(19,418,394)	41,007,743

Distributions to Shareholders from

Net realized gain:
Institutional	(19,190,519)	(18,041,102)
Investor A	(23,511,776)	(21,510,564)
Investor B	(11,380,057)	(16,162,029)
Investor C	(13,862,386)	(13,564,480)
Class R	(1,455,949)	(871,195)
Tax return of capital:
Institutional	(821,866)	—
Investor A	(1,066,468)	—
Investor B	(519,689)	—
Investor C	(681,171)	—
Class R	(74,088)	—

Decrease in net assets resulting from distributions to shareholders	(72,563,969)	(70,149,370)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	72,072,219	(46,379,248)

Net Assets

Total decrease in net assets	(19,910,144)	(75,520,875)
Beginning of year	452,121,324	527,642,199

End of year	$ 432,211,180	$ 452,121,324

End of year accumulated net investment loss	$ (82,870)	$ (19,870)

See Notes to Financial Statements.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

11

Financial Highlights

		Institutional						Investor A

		Year Ended April 30,					Year Ended April 30,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 7.08	$ 7.29	$ 6.55	$ 6.87	$ 5.59	$ 6.41	$ 6.69	$ 6.04	$ 6.38	$ 5.21

Net investment loss[1]	(0.03)	(0.04)	(0.05)	(0.06)	(0.05)	(0.04)	(0.05)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	(0.14)	0.67	1.27	0.11	1.33	(0.12)	0.61	1.19	0.10	1.23

Net increase (decrease) from investment
operations	(0.17)	0.63	1.22	0.05	1.28	(0.16)	0.56	1.12	0.03	1.17

Distributions from:
Net realized gain	(0.92)	(0.84)	(0.48)	(0.37)	—	(0.90)	(0.84)	(0.47)	(0.37)	—
Tax return of capital	(0.04)	—	—	—	—	(0.04)	—	—	—	—

Total distributions	(0.96)	(0.84)	(0.48)	(0.37)	—	(0.94)	(0.84)	(0.47)	(0.37)	—

Net asset value, end of year	$ 5.95	$ 7.08	$ 7.29	$ 6.55	$ 6.87	$ 5.31	$ 6.41	$ 6.69	$ 6.04	$ 6.38

Total Investment Return[2]

Based on net asset value	(3.54%)	10.62%	18.70%[3]	0.99%	22.90%	(3.80%)	10.43%	18.61%[3]	0.74%	22.46%

Ratios to Average Net Assets

Total expenses	1.29%	1.33%	1.30%	1.33%	1.29%	1.52%	1.57%	1.55%	1.58%	1.55%

Net investment loss	(0.42%)	(0.64%)	(0.75%)	(0.88%)	(0.75%)	(0.64%)	(0.89%)	(0.99%)	(1.13%)	(1.00%)

Supplemental Data

Net assets, end of year (000)	$132,784	$147,755	$159,116	$146,922	$275,570	$175,094	$160,652	$172,585	$142,774	$160,443

Portfolio turnover	163%	152%	120%	127%	141%	163%	152%	120%	127%	141%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	In 2006, there was no impact to the Fund’s total investment return as a result of a payment by Merrill Lynch Investment Managers, L.P.

See Notes to Financial Statements.

12 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Financial Highlights (continued)

			Investor B					Investor C

			Year Ended April 30,				Year Ended April 30,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 4.44	$ 4.93	$ 4.57	$ 4.96	$ 4.08	$ 4.43	$ 4.92	$ 4.57	$ 4.96	$ 4.07

Net investment loss[1]	(0.06)	(0.07)	(0.09)	(0.09)	(0.08)	(0.06)	(0.07)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	(0.06)	0.41	0.89	0.07	0.96	(0.06)	0.41	0.88	0.07	0.97

Net increase (decrease) from investment
operations	(0.12)	0.34	0.80	(0.02)	0.88	(0.12)	0.34	0.79	(0.02)	0.89

Distributions from:
Net realized gain	(0.83)	(0.83)	(0.44)	(0.37)	—	(0.85)	(0.83)	(0.44)	(0.37)	—
Tax return of capital	(0.04)	—	—	—	—	(0.04)	—	—	—	—

Total distributions	(0.87)	(0.83)	(0.44)	(0.37)	—	(0.89)	(0.83)	(0.44)	(0.37)	—

Net asset value, end of year	$ 3.45	$ 4.44	$ 4.93	$ 4.57	$ 4.96	$ 3.42	$ 4.43	$ 4.92	$ 4.57	$ 4.96

Total Investment Return[2]

Based on net asset value	(4.49%)	9.41%	17.64%[3]	(0.09%)	21.57%	(4.62%)	9.47%	17.50%[3]	(0.09%)	21.87%

Ratios to Average Net Assets

Total expenses	2.37%	2.36%	2.33%	2.36%	2.32%	2.35%	2.36%	2.33%	2.37%	2.33%

Net investment loss	(1.52%)	(1.67%)	(1.79%)	(1.91%)	(1.78%)	(1.47%)	(1.67%)	(1.77%)	(1.92%)	(1.79%)

Supplemental Data

Net assets, end of year (000)	$ 44,711	$ 68,034 $ 105,503 $ 117,482 $ 177,952				$ 70,452	$ 69,535	$ 85,553	$ 68,743	$ 85,753

Portfolio turnover	163%	152%	120%	127%	141%	163%	152%	120%	127%	141%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	In 2006, there was no impact to the Fund’s total investment return as a result of a payment by Merrill Lynch Investment Managers, L.P.

See Notes to Financial Statements.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

13

Financial Highlights (concluded)

			Class R

		Year Ended April 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 4.57	$ 5.04	$ 4.66	$ 5.02	$ 4.09

Net investment loss[1]	(0.05)	(0.05)	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	(0.06)	0.42	0.90	0.07	0.95

Net increase (decrease) from investment operations	(0.11)	0.37	0.84	0.01	0.93

Distributions from:
Net realized gain	(0.89)	(0.84)	(0.46)	(0.37)	—
Tax return of capital	(0.04)	—	—	—	—

Total distributions	(0.93)	(0.84)	(0.46)	(0.37)	—

Net asset value, end of year	$ 3.53	$ 4.57	$ 5.04	$ 4.66	$ 5.02

Total Investment Return

Based on net asset value	(4.29%)	9.98%	18.25%[2]	0.54%	22.74%

Ratios to Average Net Assets

Total expenses	2.06%	1.88%	1.80%	1.83%	1.73%

Net investment loss	(1.16%)	(1.20%)	(1.20%)	(1.37%)	(1.15%)

Supplemental Data

Net assets, end of year (000)	$ 9,170	$ 6,145	$ 4,885	$ 1,853	$ 473

Portfolio turnover	163%	152%	120%	127%	141%

[1]	Based on average shares outstanding.

[2]	In 2006, there was no impact to the Fund’s total investment return as a result of a payment by Merrill Lynch Investment Managers, L.P.

See Notes to Financial Statements.

14 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Healthcare Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expens-
es related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign cur-
rency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. Portions of the distributions paid by the Fund during the year ended April 30, 2008 were character-
ized as a tax return of capital.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

15

Notes to Financial Statements (continued)

loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connec-
tion with its loans. In the event that the borrower defaults on its obliga-
tion to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

Effective October 31, 2007, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncer-
tainty in Income Taxes — an interpretation of FASB Statement No. 109”
(“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 does not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remain open for the years ended April 30, 2005 through April 30, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc. to provide investment advisory and administration ser-
vices. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 1.0% of the average daily net assets of the Fund. For the year ended April 30, 2008, the
Fund reimbursed the Advisor $7,744, for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is an annual percentage of the investment advisory fee paid by the Fund to the Advisor.

16 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Notes to Financial Statements (continued)

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distri-
bution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended April 30, 2008, the affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares which totaled $132,381.

For the year ended April 30, 2008, affiliates received contingent deferred sales charges of $38,355 and $10,631 relating to transactions in
Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $340 relating to transac-
tions subject to front-end sales charge waivers on Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended April 30, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accom-
panying Statement of Operations.

Call Center
Fees

Institutional	$8,970
Investor A	$6,225
Investor B	$2,330
Investor C	$2,818
Class R	$ 277

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to
MLPF&S or its affiliates. As of April 30, 2008, the Fund loaned securities with a value of $2,194,500 to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral.
BIM may, on behalf of the Fund, invest cash collateral received by the
Fund for such loans, among other things, in a private investment comp-
any managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended April 30,
2008, BIM received $141,982 in securities lending agent fees.

In addition, MLPF&S received $549,842 in commissions on the execu-
tion of portfolio security transactions for the Fund for the year ended
April 30, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2008, were $717,827,520, and
$728,937,242, respectively.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

17

Notes to Financial Statements (continued)

4. Capital Share Transactions:
Transactions in common stock for each class were as follows:

	Year Ended		Year Ended
	April 30, 2008		April 30, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	3,636,933	$ 24,157,299	1,680,191	$ 11,164,078
Shares issued to shareholders in reinvestment
of distributions	1,666,185	11,110,554	2,574,159	15,775,291

Total issued	5,303,118	35,267,853	4,254,350	26,939,369
Shares redeemed	(3,859,722)	(25,369,674)	(5,218,571)	(34,370,859)

Net increase (decrease)	1,443,396	$ 9,898,179	(964,221)	$ (7,431,490)

Investor A Shares

Shares sold and automatic conversion of shares	13,900,855	$ 81,903,347	5,529,150	$ 33,428,253*
Shares issued to shareholders in reinvestment
of distributions	2,230,527	13,359,839	3,406,307	18,923,333

Total issued	16,131,382	95,263,186	8,935,457	52,351,586
Shares redeemed	(8,232,045)	(48,139,484)	(9,662,117)	(57,886,509)

Net increase (decrease)	7,899,337	$ 47,123,702	(726,660)	$ (5,534,923)

* In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund’s Investor A Shares. As a result, a wholly owned subsidiary of
Merrill Lynch supplemented the Investor A Share purchase by approximately $61,000.

Investor B Shares

Shares sold	2,536,472	$ 10,043,911	1,243,186	$ 5,325,187
Shares issued to shareholders in reinvestment
of distributions	1,603,409	6,436,538	3,689,599	14,366,476

Total issued	4,139,881	16,480,449	4,932,785	19,691,663
Shares redeemed and automatic conversion of shares	(6,493,212)	(25,984,096)	(11,030,047)	(46,535,654)

Net decrease	(2,353,331)	$ (9,503,647)	(6,097,262)	$ (26,843,991)

Investor C Shares

Shares sold	7,623,364	$ 29,864,565	2,129,339	$ 9,034,668
Shares issued to shareholders in reinvestment
of distributions	1,872,373	7,474,447	3,078,519	11,960,130

Total issued	9,495,737	37,339,012	5,207,858	20,994,798
Shares redeemed	(4,610,643)	(17,870,414)	(6,907,028)	(29,145,267)

Net increase (decrease)	4,885,094	$ 19,468,598	(1,699,170)	$ (8,150,469)

Class R Shares

Shares sold	2,286,947	$ 9,216,749	870,793	$ 3,790,289
Shares issued to shareholders in reinvestment
of distributions	186,789	767,099	210,784	840,798

Total issued	2,473,736	9,983,848	1,081,577	4,631,087
Shares redeemed	(1,221,218)	(4,898,461)	(707,165)	(3,049,462)

Net increase	1,252,518	$ 5,085,387	374,412	$ 1,581,625

18 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional
Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commit-
ment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscel-
laneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agree-
ment during the year ended April 30, 2008.

6. Commitments:

At April 30, 2008, the Fund had entered into foreign exchange contracts under which it had agreed to purchase various foreign currencies with approximate values of $272,000.

7. Income Tax Information:

Reclassification: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differ-
ences between financial and tax reporting. Accordingly, during the current year, $3,662,015 has been reclassified between accumulated net realized loss and accumulated net investment loss as a result of permanent differ-
ences attributable to net operating losses, foreign currency transactions and foreign taxes paid. These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended
April 30, 2008 and April 30, 2007 was as follows:

	4/30/2008	4/30/2007

Distributions paid from:
Ordinary income	$ 21,440,851	$ 2,650,052
Net long-term capital gains	47,959,836	67,499,318
Tax return of capital	3,163,282	—

Total distributions	$72,563,969	$70,149,370

As of April 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Net unrealized gains		$ 44,804,050*

Total net accumulated earnings		$ 44,804,050

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the deferral of post-October currency and capital losses for tax purposes.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

19

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Healthcare Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Healthcare Fund,
Inc. (the “Fund”) as of April 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Healthcare Fund, Inc. as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey June 25, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Healthcare Fund, Inc. during the fiscal year ended April 30, 2008:

	Record Date	July 18, 2007	December 11, 2007
	Payable Date	July 20, 2007	December 13, 2007

Qualified Dividend Income for Individuals		80.17%*	5.49%*
Dividends Qualifying for the Dividends Received Deduction for Corporations		37.64%*	4.55%*
Short-Term Capital Gains Dividends for Non-U.S. Residents		100.00%**	100.00%**

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $0.467672 per share to shareholders of record on July 18, 2007 and $0.149800 per share to shareholders of record on December 11, 2007.

20 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Officers and Directors

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Director and	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	Co-Chair of	2000	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	the Board of
1940	Directors

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Director and	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	Co-Chair of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	the Board of		Investment Committee of the Archdiocese of Philadelphia since
1941	Directors		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University since
2006; Director, InnoCentive, Inc. (strategic solutions company) since
2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2000	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED Multimedia		company)
1947			(PBS and Multimedia, a not-for-profit company) since 2002; Director,
Jones and Brown (Canadian insurance broker) since 1998; General
Partner, Thorn Partner, LP (private investment) since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to
2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

21

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

Kenneth L. Urish	Director and	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	Chair of	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	the Audit		Advisory Board, The Pennsylvania State University Accounting
1951	Committee		Department since 2001; Trustee, The Holy Family Foundation since
2001; Committee Member/Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants since 2007;
President and Trustee, Pittsburgh Catholic Publishing Associates
since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics) since
1945	Committee		1992; Director, Indotronix International (IT services) since 2004;
Director, Tippman Sports (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina
Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

22 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	the Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L ("MLIM") and Fund Asset Management, L ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior
New York, NY 10022	Officer of		Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from
1959	the Funds		1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
JPMorgan Chase Bank, N.A.		PFPC Inc.	State Street Bank and	Accounting Firm	Sidley Austin LLP
Brooklyn, NY 11245		Wilmington, DE 19809	Trust Company	Deloitte & Touche LLP	New York, NY 10019
			Princeton, NJ 08540	Princeton, NJ 08540

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

23

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery 2) Click on the applicable link and follow the steps to sign up 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange

Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge

(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

26 BLACKROCK HEALTHCARE FUND, INC.

APRIL 30, 2008

#10254-4/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock
Healthcare Fund,	$34,300	$36,500	$0	$0	$6,100	$6,100	$1,049	$0
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Healthcare Fund,
Inc.	$288,549	$3,002,183

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: June 23, 2008